INCOME TAXES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INCOME TAXES
Cumulative temporary differences of investments in foreign subsidiaries | ¥		¥ 0	¥ 0
Unrecognized deferred tax liabilities | ¥		¥ 0	¥ 0
Entitlement of income tax refund, description	the paying entity is entitled to claim 6/7 of the profit tax paid as refund
Mainland China
INCOME TAXES
Net operating losses | $	$ 61,513
Hong Kong
INCOME TAXES
Net operating losses | $	$ 43,342
Earliest Tax Year
INCOME TAXES
Net operating losses expiration year	2023
Latest Tax Year
INCOME TAXES
Net operating losses expiration year	2027